RESTATEMENT AND RECLASSIFICATIONS - Consolidated Statements of Operations and Comprehensive (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 142,472	$ 94,428
Cost of goods sold	60,657	30,868	55,037	29,096
Gross profit	31,716	42,892	87,435	65,332
Selling, general and administrative	88,926	55,549	82,968	60,421
Research and development	1,796	2,606	6,092	4,383
Depreciation and amortization			0	0
Total operating expenses	159,437	58,155	89,060	64,804
Operating (loss) income	(127,721)	(15,263)	(1,625)	528
Interest expense, net	6,230	6,652	11,118	6,281
Loss on extinguishment of debt	0	0	2,317	0
Gain on PPP Loan forgiveness	0	0	(6,824)	0
Loss on write-off of loan receivable	0	0	2,555	0
Other (income) expense, net	(798)	(971)	(817)	11
Total other (income) expenses, net	(1,361)	5,681	8,349	6,292
Income (loss) before income taxes	(126,360)	(20,944)	(9,974)	(5,764)
Income tax (benefit) expense	(5,803)	113	9,602	(3,394)
Net loss	$ (120,557)	$ (21,057)	$ (19,576)	$ (2,370)
Net loss per common share:
Basic (in dollars per share)	$ (1.11)	$ (2.63)	$ (2.45)	$ (0.30)
Diluted (in dollars per share)	$ (1.11)	$ (2.63)	$ (2.45)	$ (0.30)
Shares used in computing net loss per share:
Basic (in shares)	86,460,560	8,000,002	8,000,002	8,000,002
Diluted (in shares)	86,460,560	8,000,002	8,000,002	8,000,002
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	$ (36)	$ 96	$ (32)	$ 16
Comprehensive loss	$ (120,593)	(20,961)	(19,608)	(2,354)
Obagi Cosmeceuticals
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(21,057)	(19,576)	(2,370)
Shares used in computing net loss per share:
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax		$ 96	(32)	16
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenue			206,069	84,145
Selling, general and administrative			118,243	54,794
Research and development			6,991	3,929
Depreciation and amortization			14,053	13,426
Total operating expenses			187,995	92,118
Operating (loss) income			18,074	(7,973)
Interest expense, net			11,156	6,281
Loss on extinguishment of debt			2,317
Gain on PPP Loan forgiveness			(6,824)
Loss on write-off of loan receivable			0
Other (income) expense, net			194	11
Total other (income) expenses, net			6,843	6,292
Income (loss) before income taxes			11,231	(14,265)
Income tax (benefit) expense			11,301	(5,094)
Net loss			$ (70)	$ (9,171)
Net loss per common share:
Basic (in dollars per share)			$ (0.01)	$ (1.14)
Diluted (in dollars per share)			$ (0.01)	$ (1.14)
Shares used in computing net loss per share:
Basic (in shares)			8,000,002	8,000,002
Diluted (in shares)			8,000,002	8,000,002
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax			$ (32)	$ 16
Comprehensive loss			(102)	(9,155)
As Reported | Obagi Cosmeceuticals
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of goods sold			48,708	19,969
Reclassification
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenue			0	0
Cost of goods sold			53,364	24,625
Selling, general and administrative			9,248	8,765
Research and development			0	0
Depreciation and amortization			(13,904)	(13,421)
Total operating expenses			(53,364)	(24,625)
Operating (loss) income			0	0
Interest expense, net			0	0
Loss on extinguishment of debt			0
Gain on PPP Loan forgiveness			0
Loss on write-off of loan receivable			0
Other (income) expense, net			0	0
Total other (income) expenses, net			0	0
Income (loss) before income taxes			0	0
Income tax (benefit) expense			0	0
Net loss			0	0
Shares used in computing net loss per share:
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax			0	0
Comprehensive loss			0	0
Reclassification | Obagi Cosmeceuticals
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of goods sold			(48,708)	(19,969)
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenue			(63,597)	10,283
Cost of goods sold			1,673	4,471
Selling, general and administrative			(44,523)	(3,138)
Research and development			(899)	454
Depreciation and amortization			(149)	(5)
Total operating expenses			(45,571)	(2,689)
Operating (loss) income			(19,699)	8,501
Interest expense, net			(38)	0
Loss on extinguishment of debt			0
Gain on PPP Loan forgiveness			0
Loss on write-off of loan receivable			2,555
Other (income) expense, net			(1,011)	0
Total other (income) expenses, net			1,506	0
Income (loss) before income taxes			(21,205)	8,501
Income tax (benefit) expense			(1,699)	1,700
Net loss			$ (19,506)	$ 6,801
Net loss per common share:
Basic (in dollars per share)			$ (2.44)	$ 0.84
Diluted (in dollars per share)			$ (2.44)	$ 0.84
Shares used in computing net loss per share:
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax			$ 0	$ 0
Comprehensive loss			$ (19,506)	$ 6,801